DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

December 22, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Funds listed below (the “Funds”), each a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Xtrackers Russell 1000 Comprehensive Factor ETF

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Xtrackers USD High Yield Corporate Bond ETF

Xtrackers Short Duration High Yield Bond ETF

Xtrackers High Beta High Yield Bond ETF

Xtrackers Low Beta High Yield Bond ETF

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Xtrackers MSCI EAFE ESG Leaders Equity ETF

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

Xtrackers MSCI USA ESG Leaders Equity ETF

Xtrackers S&P 500 ESG ETF

Xtrackers MSCI Kokusai Equity ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 470 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on December 17, 2020.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz, Dechert LLP